Prepayments and Other Assets	12 Months Ended
Dec. 31, 2019
Prepaid Expense And Other Assets [Abstract]
Prepayments and Other Assets
7.	Prepayments and other assets

The other assets consist of the following:

	As of
	December 31, 2018	December 31, 2019
Prepayment and other current assets
Deposit to third-party payment service providers(1)	24,888,833	62,240,852
Value-added tax receivable	20,640,519	48,451,205
Prepayment for the use of contents(3)	7,166,442	34,361,525
Receivable for share option exercises(7)	—	22,212,500
Contract assets (6)	—	18,867,925
Lease deposits-current portion	1,017,056	4,647,787
Loans and advance to employees(5)	5,389,935	8,723,553
Deposit to third-party advertising platforms(4)	5,000,000	16,821,962
Interest receivable	2,958,984	4,272,559
Prepayments of business insurance	2,996,381	3,607,569
Cooperation service fee-current portion (Note 3c)	—	1,676,555
Prepayments of advertisement fee(2)	17,669,507	1,456,410
Prepayments of IT service fee	705,580	1,110,150
Prepayment of office lease	5,609,752	93,783
Deferred cost for incentive payment to customer (Note 14 – Series C1 Investor A)	22,842,164	—
Others	3,480,353	6,184,051
	120,365,506	234,728,386
Non-current
Long-term lease deposits	7,424,707	7,944,497
Long-term prepayments of advertisement fee(2)	—	6,615,789
Long-term cooperation service fee (Note 3c)	—	6,251,505
Long-term prepaid server fee	2,087,264	—
Prepayment for purchase of property and equipment	1,160,170	—
	10,672,141	20,811,791

(1)

Deposit to third party payment service providers represent cash prepaid to the Group’s third party on-line payment service providers, which will be used to settle the Group’s obligation for outstanding user loyalty payable or content procurement fee to professional third party media companies and freelancers. As of December 31, 2018 and 2019, no allowance for doubtful accounts was provided for the prepayment.

(2)

Prepayments of advertisement fee represent prepayments made to service providers for future services to promote the Company’s mobile applications through online and media advertising. Such service providers charge expenses based on activities during the month, and once confirmed by the Company, the expenses will be deducted from the prepayments already made by the Company. Prepayments of advertising fee is recorded when prepayments are made to service providers and are expensed as services are provided.

(3)

Prepayment for the use of contents represents the payment to the content providers for the use of the content on the Company’s mobile applications for a period from 6 to 12 months. In June 2019, the Company also entered into an arrangement with a literature content provider based in China for the use of their content library on the Company’s mobile applications. Access to the literature content library includes rights to existing content as well as all content that is still to be released and will be continuously updated throughout the contract term. As the nature of the arrangement includes continuous content updates which the Company will receive over time, the related fees are recorded and expensed evenly over the contract period.

(4)

Deposit to third-party advertising platforms represents the deposit made to third-party advertising platforms that the Group provides agent and platform service by facilitating the advertising customers to select third-party advertising platforms to display the advertisements. The deposit is used to secure the timely payment of the agent and platform service fee received by the Group to the third-party platforms.

(5)	Loans to employees mainly represents loans to the employees to meet their personal needs for a period within one year.

(6)

In June 2019, the Company entered into one-year non-monetary contracts with a third party television content provider. In exchange for the content provider’s selected contents that the Company can use and place on the Company’s platform to attract the users, the Company will provide advertising and marketing services on its platform to the television content provider. The contracts were both executed at a fair value of RMB40.0 million, and the Company recorded a contract asset and a corresponding contract liability at the inception of the transaction. As the Company obtained full access to the contents upon inception, the contract asset is expensed evenly over the contract period, while the contract liability is recognized as revenue when the Company actually provides the advertising and marketing services. For the year ended December 31, 2019, the contract liability was fully recognized as revenue as the Company has completed its advertising services, and the amortization of the contract asset of RMB21.1 million was recorded in sales and marketing expenses.

(7)

Receivables for share option exercises represent incoming proceeds to be received by the Company on behalf of employees, executives and directors for the sale of the shares as a result of the exercise of share options by these personnel. The gross proceeds will be remitted to the Company by a designated financial institution, which the Company is then obligated to transfer to the relevant personnel once the proceeds are received by the Company.